COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other financial liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other financial liabilities
Other financial liabilities	$ 9,115,565	$ 6,564,396
Amounts payable for spot transactions pending settlement [member]
Other financial liabilities
Other financial liabilities	2,193,818	850,096
Collections and other operations on behalf of third parties [member]
Other financial liabilities
Other financial liabilities	5,224,611	4,948,447
Fees accrued to pay [member]
Other financial liabilities
Other financial liabilities	269	56,087
Financial guarantee contracts [member]
Other financial liabilities
Other financial liabilities	15,268	56,260
Liabilities associated with the transfer of financial assets not derecognized [member]
Other financial liabilities
Other financial liabilities	713,177	593,093
Lease Liabilities
Other financial liabilities
Other financial liabilities	946,390
Others [member]
Other financial liabilities
Other financial liabilities	$ 22,032	$ 60,413